Derivative Financial Instruments and Hedge Accounting - Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counter Party (Detail) - Trading [member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,615,938,636	¥ 1,060,475,893
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,839,549	2,895,632
Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,549,764	1,452,017
Credit derivatives [member] | Protection purchased [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,549,764	1,444,017
Credit derivatives [member] | Protection purchased [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	8,000
Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,289,785	1,443,615
Credit derivatives [member] | Protection sold [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,289,785	1,443,615
Credit derivatives [member] | Protection sold [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 0	¥ 0